Net sales by product - Segment information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Net sales	R$ 47,403,282	R$ 39,755,575	R$ 49,830,946
Total of products
Disclosure of operating segments [line items]
Net sales	47,403,282	39,755,575	49,830,946
Market pulp (1)
Disclosure of operating segments [line items]
Net sales	R$ 37,593,462	R$ 30,677,265	41,384,322
Market pulp (1) | CHINA
Disclosure of operating segments [line items]
Percentage of entity's revenue	36.92%	41.36%
Market pulp (1) | UNITED STATES
Disclosure of operating segments [line items]
Percentage of entity's revenue	16.08%	15.32%
Printing and writing paper (2)
Disclosure of operating segments [line items]
Net sales	R$ 8,478,489	R$ 7,567,320	6,912,984
Printing and writing paper (2) | ARGENTINA
Disclosure of operating segments [line items]
Percentage of entity's revenue	10.96%	23.68%
Printing and writing paper (2) | UNITED STATES
Disclosure of operating segments [line items]
Percentage of entity's revenue	22.50%	19.49%
Paperboard
Disclosure of operating segments [line items]
Net sales	R$ 1,270,872	R$ 1,417,075	1,421,338
Other
Disclosure of operating segments [line items]
Net sales	R$ 60,459	R$ 93,915	R$ 112,302
Fluff pulp
Disclosure of operating segments [line items]
Percentage of entity's revenue	0.70%	0.80%
Tissue
Disclosure of operating segments [line items]
Percentage of entity's revenue	5.80%	5.10%